Business Segments (Details) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Reportable Segment Information
Revenues		$ 3,790.1		$ 4,652.2		$ 3,892.9		$ 4,044.9	$ 3,614.7		$ 4,431.4	$ 3,826.7	$ 4,580.4	$ 16,380.1		$ 16,453.2		$ 16,378.6
Asset Impairments and Other Related Charges														2,267.8		0.0		0.0
Depreciation and Amortization														1,962.3		2,009.7		1,897.6
Interest and Investment Income														16.3		7.9		7.4
Carrying Costs Income														16.2		23.5		33.2
Interest Expense														877.2		873.9		868.0
Income Tax Expense (Credit)														(73.7)		919.6		902.6
Income from Continuing Operations		375.2		(764.2)	[1]	506.4		503.1	205.2		511.8	431.4	620.2	620.5		1,768.6		1,590.5
Income from Discontinued Operations, Net of Tax						(2.5)	[2]		265.5	[3]	7.8	(0.1)	10.5	(2.5)		283.7		47.5
NET INCOME (LOSS)		375.2		$ (764.2)	[1]	$ 503.9		$ 503.1	470.7		$ 519.6	$ 431.3	$ 630.7	618.0		2,052.3		1,638.0
Gross Property Additions														4,889.0		4,513.3		4,194.8
Balance Sheet Information
Total Property, Plant and Equipment		62,036.6							65,481.4					62,036.6		65,481.4
Accumulated Depreciation and Amortization		16,397.3							19,348.2					16,397.3		19,348.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		45,639.3	[4]						46,133.2					45,639.3	[4]	46,133.2
Assets Held for Sale		1,951.2												1,951.2
Total Assets		63,467.7							61,683.1					63,467.7		61,683.1		59,544.6
Investments in Equity Method Investees		809.4							720.5					809.4		720.5
Long-term Debt Due Within One Year		2,878.0							1,831.8					2,878.0		1,831.8
Long-term Debt - Affiliated		0.0							0.0					0.0		0.0
Long-term Debt		17,378.4							17,740.9					17,378.4		17,740.9
Total Long-term Debt Outstanding		20,256.4							19,572.7	[5]				20,256.4		19,572.7	[5]
Liabilities Held for Sale		235.9												235.9
Consolidation Eliminations [Member]
Reportable Segment Information
Sales Revenue, Net														0.0		0.0		(51.2)	[6]
Revenues														(738.1)		(1,116.5)		(2,056.3)
Asset Impairments and Other Related Charges														0.0
Depreciation and Amortization	[7]													16.7		15.5		(43.7)
Interest and Investment Income														(16.9)		(15.3)		(19.4)
Carrying Costs Income														(14.0)		0.1		0.0
Interest Expense	[7]													(28.4)		(27.2)		(31.7)
Income Tax Expense (Credit)														0.0		0.0		0.0
Income from Continuing Operations														0.0		0.0		0.0
Income from Discontinued Operations, Net of Tax														0.0		0.0		0.0
NET INCOME (LOSS)														0.0		0.0		0.0
Gross Property Additions														(18.1)		(17.8)		(28.0)
Balance Sheet Information
Total Property, Plant and Equipment	[7]	(353.5)							(279.2)					(353.5)		(279.2)
Accumulated Depreciation and Amortization	[7]	(184.0)							(112.2)					(184.0)		(112.2)
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[7]	(169.5)							(167.0)					(169.5)		(167.0)
Assets Held for Sale		0.0												0.0
Total Assets	[7],[8]	(18,888.7)							(19,573.0)					(18,888.7)		(19,573.0)		(19,094.2)
Investments in Equity Method Investees		0.0							0.0					0.0		0.0
Long-term Debt Due Within One Year		0.0							0.0					0.0		0.0
Long-term Debt - Affiliated		(52.2)							(52.2)					(52.2)		(52.2)
Long-term Debt		0.0							0.0					0.0		0.0
Total Long-term Debt Outstanding		(52.2)							(52.2)					(52.2)		(52.2)
Liabilities Held for Sale		0.0												0.0
Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net														(738.1)		(1,116.5)		(2,005.1)
Vertically Integrated Utilities [Member]
Reportable Segment Information
Sales Revenue, Net														9,012.4		9,069.9		9,396.8	[9]
Revenues														9,091.9		9,172.2		9,484.4
Asset Impairments and Other Related Charges														10.5
Depreciation and Amortization														1,073.8		1,062.6		1,033.0
Interest and Investment Income														4.8		4.6		3.4
Carrying Costs Income														10.5		11.8		6.7
Interest Expense														522.1		517.4		525.5
Income Tax Expense (Credit)														397.3		449.3		433.5
Income from Continuing Operations														984.0		900.2		711.8
Income from Discontinued Operations, Net of Tax														0.0		0.0		0.0
NET INCOME (LOSS)														984.0		900.2		711.8
Gross Property Additions														2,237.0		2,222.3		2,054.7
Balance Sheet Information
Total Property, Plant and Equipment		41,552.6							40,130.3					41,552.6		40,130.3
Accumulated Depreciation and Amortization		12,596.7							12,335.0					12,596.7		12,335.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		28,955.9							27,795.3					28,955.9		27,795.3
Assets Held for Sale		0.0												0.0
Total Assets		37,428.3							35,792.3					37,428.3		35,792.3		33,705.1
Investments in Equity Method Investees		41.2							31.9					41.2		31.9
Long-term Debt Due Within One Year		1,519.9							935.4					1,519.9		935.4
Long-term Debt - Affiliated		20.0							20.0					20.0		20.0
Long-term Debt		10,353.3							9,833.0					10,353.3		9,833.0
Total Long-term Debt Outstanding		11,893.2							10,788.4					11,893.2		10,788.4
Liabilities Held for Sale		0.0												0.0
Vertically Integrated Utilities [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net														79.5		102.3		87.6	[9]
Transmission and Distribution Companies [Member]
Reportable Segment Information
Sales Revenue, Net														4,328.3		4,392.0		4,552.6
Revenues														4,422.4		4,556.6		4,813.6
Asset Impairments and Other Related Charges														0.0
Depreciation and Amortization														649.9		686.4		657.8
Interest and Investment Income														14.8		6.4		10.1
Carrying Costs Income														20.0		11.8		26.5
Interest Expense														256.9		276.2		280.3
Income Tax Expense (Credit)														205.1		185.5		211.7
Income from Continuing Operations														482.1		352.4		352.2
Income from Discontinued Operations, Net of Tax														0.0		0.0		0.0
NET INCOME (LOSS)														482.1		352.4		352.2
Gross Property Additions														1,058.3		1,048.4		1,037.7
Balance Sheet Information
Total Property, Plant and Equipment		14,762.2							13,840.5					14,762.2		13,840.5
Accumulated Depreciation and Amortization		3,655.0							3,529.2					3,655.0		3,529.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		11,107.2							10,311.3					11,107.2		10,311.3
Assets Held for Sale		0.0												0.0
Total Assets		14,802.4							14,795.0					14,802.4		14,795.0		14,524.6
Investments in Equity Method Investees		1.2							0.9					1.2		0.9
Long-term Debt Due Within One Year		309.4							824.7					309.4		824.7
Long-term Debt - Affiliated		0.0							0.0					0.0		0.0
Long-term Debt		4,672.2							4,776.8					4,672.2		4,776.8
Total Long-term Debt Outstanding		4,981.6							5,601.5					4,981.6		5,601.5
Liabilities Held for Sale		0.0												0.0
Transmission and Distribution Companies [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net														94.1		164.6		261.0
AEP Transmission Holdco
Reportable Segment Information
Sales Revenue, Net														145.9		100.6		73.9
Revenues														512.8		329.2		191.9
Asset Impairments and Other Related Charges														0.0
Depreciation and Amortization														67.1		43.0		23.7
Interest and Investment Income														0.4		0.2		0.0
Carrying Costs Income														(0.3)		(0.2)		0.0
Interest Expense														50.3		37.2		23.5
Income Tax Expense (Credit)														134.1		91.3		62.9
Income from Continuing Operations														269.3		192.7		150.8
Income from Discontinued Operations, Net of Tax														0.0		0.0		0.0
NET INCOME (LOSS)														269.3		192.7		150.8
Gross Property Additions														1,265.8		1,121.3		948.3
Balance Sheet Information
Total Property, Plant and Equipment		5,354.0							3,977.6					5,354.0		3,977.6
Accumulated Depreciation and Amortization		101.4							52.3					101.4		52.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,252.6							3,925.3					5,252.6		3,925.3
Assets Held for Sale		0.0												0.0
Total Assets		6,384.8							5,012.1					6,384.8		5,012.1		3,570.0
Investments in Equity Method Investees		742.0							630.8					742.0		630.8
Long-term Debt Due Within One Year		0.0							0.0					0.0		0.0
Long-term Debt - Affiliated		0.0							0.0					0.0		0.0
Long-term Debt		2,055.7							1,648.4					2,055.7		1,648.4
Total Long-term Debt Outstanding		2,055.7							1,648.4					2,055.7		1,648.4
Liabilities Held for Sale		0.0												0.0
AEP Transmission Holdco | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net														366.9		228.6		118.0
Generation and Marketing [Member]
Reportable Segment Information
Sales Revenue, Net														2,858.7		2,866.7		2,384.3	[9]
Revenues														2,986.0		3,412.7		3,849.6
Asset Impairments and Other Related Charges														2,257.3
Depreciation and Amortization														154.6		201.4		226.8
Interest and Investment Income														1.4		2.8		4.7
Carrying Costs Income														0.0		0.0		0.0
Interest Expense														35.8		40.0		45.3
Income Tax Expense (Credit)														(666.5)		194.6		179.3
Income from Continuing Operations														(1,198.0)		366.0		367.4
Income from Discontinued Operations, Net of Tax														0.0		0.0		0.0
NET INCOME (LOSS)														(1,198.0)		366.0		367.4
Gross Property Additions														336.2		134.3		164.9
Balance Sheet Information
Total Property, Plant and Equipment		364.7							7,461.3					364.7		7,461.3
Accumulated Depreciation and Amortization		42.2							3,367.0					42.2		3,367.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		322.5							4,094.3					322.5		4,094.3
Assets Held for Sale		1,951.2												1,951.2
Total Assets		3,386.1							5,414.5					3,386.1		5,414.5		6,326.2
Investments in Equity Method Investees		0.1							0.1					0.1		0.1
Long-term Debt Due Within One Year		500.1							71.6					500.1		71.6
Long-term Debt - Affiliated		32.2							32.2					32.2		32.2
Long-term Debt		0.0							639.5					0.0		639.5
Total Long-term Debt Outstanding		532.3							743.3					532.3		743.3
Liabilities Held for Sale		235.9												235.9
Generation and Marketing [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net														127.3		546.0		1,465.3	[9]
All Other [Member]
Reportable Segment Information
Sales Revenue, Net	[10]													34.8		24.0		22.2
Revenues	[10]													105.1		99.0		95.4
Asset Impairments and Other Related Charges	[10]													0.0
Depreciation and Amortization	[10]													0.2		0.8		0.0
Interest and Investment Income	[10]													11.8		9.2		8.6
Carrying Costs Income	[10]													0.0		0.0		0.0
Interest Expense	[10]													40.5		30.3		25.1
Income Tax Expense (Credit)	[10]													(143.7)		(1.1)		15.2
Income from Continuing Operations	[10]													83.1		(42.7)		8.3
Income from Discontinued Operations, Net of Tax	[10]													(2.5)		283.7		47.5
NET INCOME (LOSS)	[10]													80.6		241.0		55.8
Gross Property Additions	[10]													9.8		4.8		17.2
Balance Sheet Information
Total Property, Plant and Equipment	[10]	356.6							350.9					356.6		350.9
Accumulated Depreciation and Amortization	[10]	186.0							176.9					186.0		176.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[10]	170.6							174.0					170.6		174.0
Assets Held for Sale	[10]	0.0												0.0
Total Assets	[10]	20,354.8							20,242.2					20,354.8		20,242.2		20,512.9
Investments in Equity Method Investees	[10]	24.9							56.8					24.9		56.8
Long-term Debt Due Within One Year	[10]	548.6							0.1					548.6		0.1
Long-term Debt - Affiliated	[10]	0.0							0.0					0.0		0.0
Long-term Debt	[10]	297.2							843.2					297.2		843.2
Total Long-term Debt Outstanding	[10]	845.8							$ 843.3					845.8		843.3
Liabilities Held for Sale	[10]	$ 0.0												0.0
All Other [Member] | Segment Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net	[10]													$ 70.3		$ 75.0		$ 73.2

[1]	Includes impairments for Merchant Generating Assets (see Note 7).
[2]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[3]	Includes sale of AEPRO (see Note 7).
[4]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[5]	.
[6]	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.
[7]	Includes eliminations due to an intercompany capital lease.
[8]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.
[9]	Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.
[10]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.